U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1. Name and Address of issuer: First Investors Single Payment and Periodic Payment Plans for Investment in First Investors Fund For Income, Inc.
     95 Wall Street
     New York, NY 10005

2.   Name of each series or class of funds for which this notice is filed:

     Not Applicable

3.   Investment Company Act File Number: 811-1472

     Securities Act File Number:  2-53010

4.   Last day of fiscal year for which this notice is filed:

     December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                       [ ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):



7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

          -0-

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

          -0-

9.   Number and aggregate sale price of securities sold during the fiscal year:

          Sale Price:  -0-

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

          Sale Price:  -0-

11.  Number and aggregate sale price of securities issued during the fiscal year
     in  connection  with  dividend   reinvestment  plans,  if  applicable  (see
     instruction B.7):



12.  Calculation of registration fee:



(i)      Aggregate sale price of securities sold
         during the fiscal year in reliance on rule
         24f-2 (from item 10):                                   $          -0-
                                                                 --------------

(ii)      Aggregate price of shares issued in
          connection with dividend reinvestment
          plans (from item 11, if applicable):                   +          -0-
                                                                 --------------

(iii)     Aggregate price of shares redeemed or
          repurchased during the fiscal year (if
          applicable):                                           -   45,380,100
                                                                 --------------

(iv)      Aggregate price of shares redeemed or
          repurchased and previously applied as
          a reduction to filing fees pursuant to
          rule 24e-2 (if applicable):                            +          -0-
                                                                 --------------

(v)       Net aggregate  price of securities sold
          and issued during the fiscal year in
          reliance on rule 24f-2 (line (i), plus
          line (ii),  less line (iii),  plus line
          (iv) (if applicable):                                    (45,380,100)

(vi)      Multiplier prescribed by Section 6(b) of
          the Securities Act of 1933 or other
          applicable law or regulation (see
          Instruction C.6):                                        x 1/33 of 1%
                                                                 --------------

(vii)     Fee due [line (i) or line (v) multiplied
          by line (vi)]:                                         $          -0-
                                                                 --------------


Instruction:   issuers should complete lines, (ii), (iii), (iv), and (v)
               only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                       [ ]

     Date of mailing or wire transfer or filing fees to the Commission's lockbox depository:



                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


                                   FIRST INVESTORS CORPORATION



                                   By   /s/ Joseph I. Benedek
                                        ---------------------
                                       Joseph I. Benedek, Treasurer



Date:  February 20, 1997

There is no legal opinion attached because Registrant did not sell any securities during the year 1996.